Events after the reporting date - Share capital before and after closing (Details) - shares	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares)		83,844,411	80,874,653	80,226,164	79,556,722
Percentage of shareholding in the company		100.00%
Number of voting rights held (in shares)		84,598,981
Proportion of voting rights held in the company		100.00%
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares)	92,189,798
Percentage of shareholding in the company	100.00%
Number of voting rights held (in shares)	92,944,368
Proportion of voting rights held in the company	100.00%
Novo Nordisk A/S
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares)		9,817,546
Percentage of shareholding in the company		11.71%
Number of voting rights held (in shares)		9,817,546
Proportion of voting rights held in the company		11.60%
Novo Nordisk A/S | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares)	9,817,546
Percentage of shareholding in the company	10.65%
Number of voting rights held (in shares)	9,817,546
Proportion of voting rights held in the company	10.56%
Sanofi-Aventis Participations | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares)	8,345,387
Percentage of shareholding in the company	9.05%
Number of voting rights held (in shares)	8,345,387
Proportion of voting rights held in the company	8.98%
Medimmune Limited
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares)		7,485,500
Percentage of shareholding in the company		8.93%
Number of voting rights held (in shares)		7,485,500
Proportion of voting rights held in the company		8.85%
Medimmune Limited | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares)	7,485,500
Percentage of shareholding in the company	8.12%
Number of voting rights held (in shares)	7,485,500
Proportion of voting rights held in the company	8.05%
Bpifrance Participations
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares)		6,389,406
Percentage of shareholding in the company		7.62%
Number of voting rights held (in shares)		6,389,406
Proportion of voting rights held in the company		7.55%
Bpifrance Participations | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares)	6,389,406
Percentage of shareholding in the company	6.93%
Number of voting rights held (in shares)	6,389,406
Proportion of voting rights held in the company	6.87%
Members of the Executive Board, Supervisory Board and Leadership Team
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares)		846,944
Percentage of shareholding in the company		1.01%
Number of voting rights held (in shares)		911,444
Proportion of voting rights held in the company		1.08%
Members of the Executive Board, Supervisory Board and Leadership Team | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares)	846,944
Percentage of shareholding in the company	0.92%
Number of voting rights held (in shares)	911,444
Proportion of voting rights held in the company	0.98%
Treasury shares
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares)		18,575
Percentage of shareholding in the company		0.02%
Number of voting rights held (in shares)		0
Proportion of voting rights held in the company		0.00%
Treasury shares | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares)	18,575
Percentage of shareholding in the company	0.02%
Number of voting rights held (in shares)	0
Proportion of voting rights held in the company	0.00%
Public
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares)		59,286,440
Percentage of shareholding in the company		70.71%
Number of voting rights held (in shares)		59,995,085
Proportion of voting rights held in the company		70.92%
Public | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares)	59,286,440
Percentage of shareholding in the company	64.31%
Number of voting rights held (in shares)	59,995,085
Proportion of voting rights held in the company	64.55%